Convertible Redeemable Preferred Shares - Schedule of Aggregate Preferred Shares Series (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 2,861,748,733
Series A-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 491,408,970	$ 485,488,380	$ 581,584,110	$ 580,673,250	$ 352,502,820
Convertible redeemable preferred shares per share (in Dollars per share)			$ 31.98
Series A-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		461,505,600	$ 456,377,760	547,681,800	546,969,600	334,164,240
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.04
Series A-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		91,684,617	$ 90,666,213	108,856,034	108,686,300	66,479,127
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.05
Series B-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		426,402,207	$ 423,255,328	511,236,841	510,450,121	318,883,816
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.28
Series B-2 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		296,817,885	$ 295,908,795	364,090,545	359,545,095	230,272,497
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.55
Series B-3 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		68,775,000	$ 68,775,000
Convertible redeemable preferred shares per share (in Dollars per share)			$ 32.75
Series C-1 [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value			$ 458,577,648
Convertible redeemable preferred shares per share (in Dollars per share)			$ 33.51
Series D [Member]
Temporary Equity [Line Items]
Convertible redeemable preferred shares value		$ 593,342,919	$ 582,699,609	$ 693,551,370	$ 690,958,654	$ 572,468,345
Convertible redeemable preferred shares per share (in Dollars per share)			$ 44.95